UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2890

Fidelity Phillips Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2007

Item 1. Reports to Stockholders

Fidelity®

Cash Reserves

Semiannual Report

May 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 to May 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period* December 1, 2006 to May 31, 2007
Actual	$ 1,000.00	$ 1,025.00	$ 2.22
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.74	$ 2.22

* Expenses are equal to the Fund's annualized expense ratio of .44%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 5/31/07	% of fund's investments 11/30/06	% of fund's investments 5/31/06
0 - 30	67.7	59.6	75.4
31 - 90	19.0	26.9	17.1
91 - 180	5.0	9.1	3.9
181 - 397	8.3	4.4	3.6
Weighted Average Maturity
	5/31/07	11/30/06	5/31/06
Cash Reserves	51 Days	48 Days	35 Days
All Taxable Money Market Funds Average *	42 Days	41 Days	36 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2007	As of November 30, 2006
Commercial Paper 15.3%	Commercial Paper 20.4%
Bank CDs, BAs, TDs, and Notes 57.5%	Bank CDs, BAs, TDs, and Notes 57.9%
Government Securities 0.5%	Government Securities 1.1%
Repurchase Agreements 26.0%	Repurchase Agreements 19.9%
Other Investments 1.7%	Other Investments 0.8%
Net Other Assets** (1.0)%	Net Other Assets** (0.1)%
** Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Investments May 31, 2007

Showing Percentage of Net Assets

Certificates of Deposit - 20.9%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 0.4%
American Express Centurion Bank
6/20/07 to 6/21/07	5.35%	$ 275,000	$ 275,000
Huntington National Bank, Columbus
10/29/07	5.35	57,500	57,500
			332,500
London Branch, Eurodollar, Foreign Banks - 7.3%
Barclays Bank PLC
6/11/07 to 3/4/08	5.35 to 5.44	725,000	725,000
Bayerische Hypo-und Vereinsbank AG
11/5/07	5.35	580,000	580,000
Credit Industriel et Commercial
6/18/07 to 11/19/07	5.33 to 5.36	2,187,000	2,186,998
HBOS Treasury Services PLC
6/20/07 to 2/11/08	5.30 to 5.40	575,000	575,000
Landesbank Hessen-Thuringen
7/23/07 to 9/17/07	5.36 to 5.37	1,755,000	1,755,000
National Australia Bank Ltd.
6/6/07	5.44	100,000	99,999
Societe Generale
7/25/07 to 9/28/07	5.30 to 5.39	810,000	810,000
Unicredito Italiano Spa
7/30/07	5.36	420,000	420,000
			7,151,997
New York Branch, Yankee Dollar, Foreign Banks - 13.2%
Bank Tokyo-Mitsubishi UFJ Ltd.
8/8/07	5.36	665,000	665,000
Barclays Bank PLC
4/16/08	5.36	600,000	600,000
BNP Paribas SA
6/11/07 to 10/2/07	5.30 to 5.45	675,000	675,000
Canadian Imperial Bank of Commerce
6/25/07	5.32 (c)	500,000	500,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Credit Suisse First Boston
6/12/07 to 5/21/08	5.30 to 5.34% (c)	$ 2,018,000	$ 2,018,000
Credit Suisse Group
6/4/07 to 4/17/08	5.30 to 5.44	855,000	855,000
Deutsche Bank AG
6/4/07 to 4/24/08	5.37 to 5.41 (c)	1,375,000	1,375,000
Fortis Banque SA
6/26/07	5.33	481,000	481,000
HBOS Treasury Services PLC
2/11/08	5.30	175,000	175,000
Mizuho Corporate Bank Ltd.
6/1/07 to 6/27/07	5.31	1,486,500	1,486,500
Natexis Banques Populaires NY CD
12/12/07 to 6/17/08	5.36 to 5.40	2,553,000	2,553,000
Societe Generale
1/16/08 to 4/2/08	5.36 to 5.40	750,000	750,000
Sumitomo Mitsui Banking Corp.
6/25/07	5.31	762,000	762,000
UniCredito Italiano Spa, New York
7/30/07	5.32 (c)	100,000	99,990
			12,995,490
TOTAL CERTIFICATES OF DEPOSIT			20,479,987
Commercial Paper - 15.2%

Aegis Finance LLC
6/6/07	5.31	190,000	189,861
Aquifer Funding LLC
6/6/07	5.31 to 5.32	858,118	857,488
Bank of America Corp.
6/4/07	5.35	123,012	122,958
Bavaria TRR Corp.
6/4/07 to 6/15/07	5.31 to 5.34	624,175	623,450
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Brahms Funding Corp.
6/20/07	5.36%	$ 644,000	$ 642,185
Burlington Northern Santa Fe Corp.
6/14/07 to 7/16/07	5.34 to 5.38 (b)	135,000	134,603
Capital One Multi-Asset Execution Trust
7/10/07 to 7/19/07	5.32 to 5.33	285,000	283,182
Citigroup Funding, Inc.
6/5/07 to 6/28/07	5.31 to 5.32	755,249	752,717
ConocoPhillips Qatar Funding Ltd.
6/8/07 to 8/29/07	5.35 to 5.42 (b)	106,100	105,428
Countrywide Financial Corp.
6/4/07 to 6/22/07	5.32 to 5.36	731,009	729,452
DaimlerChrysler NA Holding Corp.
6/6/07 to 7/12/07	5.37 to 5.41	186,000	185,147
Davis Square Funding III (Delaware) Corp.
6/28/07	5.32	102,850	102,441
Davis Square Funding V Corp.
6/1/07 to 6/14/07	5.31 to 5.32	137,440	137,388
Devon Energy Corp.
6/15/07 to 8/16/07	5.36 to 5.44	497,850	493,768
Dominion Resources, Inc.
6/7/07 to 6/28/07	5.35 to 5.39	149,250	148,773
Dow Chemical Co.
6/6/07	5.35	21,000	20,984
Emerald (MBNA Credit Card Master Note Trust)
8/29/07	5.33	253,550	250,256
Fortune Brands, Inc.
6/7/07 to 8/10/07	5.35 to 5.39	353,540	351,011
France Telecom SA
7/2/07	5.40 (b)	10,000	9,954
Giro Funding US Corp.
6/7/07 to 7/13/07	5.33	229,000	228,114
Grampian Funding LLC
7/24/07 to 7/27/07	5.35	460,000	456,304
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Harrier Finance Funding LLC
6/27/07 to 7/26/07	5.35 to 5.36% (b)	$ 540,508	$ 537,934
Hypo Real Estate Bank International AG
7/10/07	5.37	109,000	108,374
ITT Corp.
6/12/07 to 8/10/07	5.35 to 5.40	129,492	128,743
Kellogg Co.
6/7/07 to 7/16/07	5.35 to 5.39	122,329	121,755
Liberty Harbour II CDO Ltd.
6/21/07	5.32 (b)	86,000	85,747
Michigan Gen. Oblig.
10/4/07	5.41	156,840	156,840
Monument Gardens Funding
8/14/07	5.33	60,000	59,351
Motown Notes Program
6/12/07 to 6/21/07	5.35	259,000	258,499
National Grid USA
6/29/07 to 7/20/07	5.38	121,500	120,857
Nelnet Student Loan Funding LLC
6/12/07 to 7/24/07	5.33	223,352	222,170
Nissan Motor Acceptance Corp.
6/7/07 to 6/27/07	5.34 to 5.38	132,286	131,994
Paradigm Funding LLC
7/23/07 to 8/10/07	5.35 to 5.36	360,000	356,873
Park Avenue Receivables Corp.
6/12/07	5.31 (b)	30,000	29,952
Park Granada LLC
6/4/07 to 7/31/07	5.32 to 5.33	1,398,869	1,393,838
Park Sienna LLC
6/1/07 to 7/12/07	5.32 to 5.38	695,673	693,836
Rockies Express Pipeline LLC
6/13/07 to 7/20/07	5.39 to 5.44 (b)	270,450	269,204
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
SABMiller PLC
6/5/07 to 6/11/07	5.35 to 5.37%	$ 179,156	$ 178,956
Skandinaviska Enskilda Banken AB
7/19/07	5.35	81,000	80,435
Spectra Energy Capital LLC
6/14/07 to 6/27/07	5.36 (b)	75,000	74,768
Stratford Receivables Co. LLC
6/1/07 to 6/22/07	5.31 to 5.38	1,522,078	1,519,828
Textron Financial Corp.
7/6/07 to 7/20/07	5.34 to 5.35	68,200	67,809
Time Warner Cable, Inc.
6/12/07 to 7/23/07	5.38 to 5.40	354,425	353,089
Time Warner, Inc.
6/11/07 to 8/17/07	5.38 to 5.43 (b)	570,356	567,071
Verizon Communications, Inc.
6/6/07 to 6/7/07	5.32 (b)	44,752	44,714
Virginia Electric & Power Co.
6/1/07	5.37	67,000	67,000
Weatherford International Ltd.
6/6/07 to 6/25/07	5.35 to 5.36 (b)	179,839	179,508
WellPoint, Inc.
6/18/07	5.35	24,000	23,940
Whirlpool Corp.
6/6/07 to 6/29/07	5.35	33,000	32,911
Wisconsin Energy Corp.
6/28/07 to 8/8/07	5.37 to 5.46	71,500	71,015
Xcel Energy, Inc.
10/10/07	5.49	72,000	70,601
XTO Energy, Inc.
6/13/07 to 7/25/07	5.36 to 5.40	117,525	117,009
TOTAL COMMERCIAL PAPER			14,950,085
Federal Agencies - 0.5%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Fannie Mae - 0.2%
3/28/08 to 4/25/08	5.25 to 5.26%	$ 244,728	$ 233,925
Freddie Mac - 0.3%
5/27/08	5.25 to 5.26	255,272	242,497
TOTAL FEDERAL AGENCIES			476,422
Bank Notes - 0.1%

M&I Marshall & Ilsley Bank
6/15/07	5.32 (c)	58,000	58,000
Master Notes - 4.1%

Asset Funding Co. III LLC
6/5/07	5.38 to 5.39 (c)(e)	966,000	966,000
Bear Stearns International Ltd.
11/27/07	5.38 (c)(e)	481,000	481,000
Countrywide Commercial Re Finance, Inc.
6/1/07	5.46 (c)	1,501,000	1,501,000
Goldman Sachs Group, Inc.
8/11/07	5.41 (c)(e)	367,000	367,000
Lehman Brothers Holdings, Inc.
6/11/07 to 9/28/07	5.43 to 5.46 (c)(e)	336,000	336,000
Lehman Commercial Paper, Inc.
6/1/07	5.46 (c)(e)	356,000	356,000
TOTAL MASTER NOTES			4,007,000
Medium-Term Notes - 31.1%

AIG Matched Funding Corp.
6/15/07 to 11/15/07	5.35 to 5.37 (b)(c)	958,000	958,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
AIG Matched Funding Corp. - continued
8/15/07	5.35% (c)	$ 829,000	$ 829,000
Allstate Life Global Funding II
6/8/07 to 6/27/07	5.33 to 5.40 (b)(c)	228,000	228,000
ASIF Global Financing XXX
6/25/07	5.34 (b)(c)	275,000	275,000
Australia & New Zealand Banking Group Ltd.
6/25/07	5.32 (b)(c)	200,000	200,000
Banco Santander Totta SA
6/18/07	5.32 (b)(c)	600,000	600,000
Banesto SA
7/18/07	5.33 (b)(c)	510,000	510,000
Banque Federative du Credit Mutuel (BFCM)
6/13/07	5.32 (b)(c)	538,000	538,000
Bayerische Landesbank Girozentrale
7/16/07 to 8/20/07	5.37 to 5.40 (c)	945,000	945,000
BMW U.S. Capital LLC
6/15/07	5.34 (c)	30,000	30,000
6/5/07	5.30 (b)(c)	80,000	80,000
BNP Paribas SA
6/4/07 to 8/7/07	5.27 to 5.33 (c)	1,685,000	1,684,963
Caixa Catalunya
6/7/07	5.34 (c)	412,000	412,000
Caja Madrid SA
7/19/07	5.36 (c)	252,000	252,000
Calyon New York Branch
6/4/07	5.26 (c)	295,000	294,990
CIT Group, Inc.
6/20/07	5.58 (c)	43,000	43,031
Commonwealth Bank of Australia
6/25/07	5.32 (c)	163,000	163,000
Compagnie Financiere du Credit Mutuel
6/11/07	5.36 (c)	291,000	291,000
Countrywide Bank, Alexandria Virginia
6/15/07 to 6/25/07	5.33 (c)	301,000	300,992
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Credit Agricole SA
6/22/07	5.32% (b)(c)	$ 871,000	$ 871,000
7/23/07	5.33 (c)	485,000	485,000
Cullinan Finance Corp.
6/25/07 to 4/15/08	5.32 to 5.38 (b)(c)	1,235,000	1,234,969
Cullinan Finance Ltd./Corp. MTN 144A
5/27/08 to 6/20/08	5.35 to 5.39 (b)	1,055,000	1,055,000
Danske Bank A/S
6/20/07	5.29 (b)(c)	250,000	249,977
DnB NOR Bank ASA
6/25/07	5.32 (b)(c)	756,000	756,000
General Electric Capital Corp.
6/7/07 to 6/18/07	5.36 to 5.45 (c)	1,276,500	1,276,530
Genworth Life Insurance Co.
6/1/07	5.39 to 5.40 (c)(e)	155,000	155,000
Harrier Finance Funding LLC
6/20/07 to 7/11/07	5.30 to 5.34 (b)(c)	212,000	211,990
HBOS Treasury Services PLC
6/25/07	5.42 (c)	530,000	530,000
8/20/07	5.43 (b)(c)	50,000	50,006
HSBC Finance Corp.
6/6/07 to 6/25/07	5.33 to 5.37 (c)	597,000	597,000
HSBC USA, Inc.
6/15/07	5.32 (c)	175,000	175,000
HSH Nordbank AG
6/21/07 to 6/25/07	5.33 to 5.35 (b)(c)	733,000	733,000
ING USA Annuity & Life Insurance Co.
6/22/07	5.44 (c)(e)	123,000	123,000
Intesa Bank Ireland PLC
6/25/07	5.32 (b)(c)	1,000,000	1,000,000
K2 (USA) LLC
6/11/07	5.30 (b)(c)	215,000	214,994
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Kestrel Funding PLC US LLC 144A
6/1/07	5.34% (b)(c)	$ 49,000	$ 49,000
Merrill Lynch & Co., Inc.
6/4/07 to 6/27/07	5.30 to 5.40 (c)	1,000,000	1,000,069
MetLife Insurance Co. of Connecticut
7/1/07 to 8/17/07	5.43 to 5.44 (c)(e)	80,000	80,000
Metropolitan Life Global Funding I
6/6/07 to 6/28/07	5.35 to 5.43 (b)(c)	245,292	245,292
Metropolitan Life Insurance Co.
8/17/07	5.44 (c)(e)	35,000	35,000
Morgan Stanley
6/1/07 to 6/27/07	5.38 to 5.43 (c)	928,167	928,316
National Rural Utils. Coop. Finance Corp.
6/4/07	5.30 (c)	35,000	35,000
Nationwide Building Society
6/28/07	5.43 (c)	75,000	75,018
Nordea Bank AB
6/4/07	5.26 (c)	475,000	474,984
Pacific Life Global Funding
6/13/07	5.37 (c)	30,000	30,000
6/4/07	5.39 (b)(c)	60,000	60,000
RACERS
6/22/07	5.37 (b)(c)	480,000	480,000
Royal Bank of Canada
6/11/07	5.37 (c)	55,000	55,000
Royal Bank of Scotland PLC
6/21/07	5.33 (b)(c)	500,000	500,000
Security Life of Denver Insurance Co.
8/29/07	5.45 (c)(e)	85,000	85,000
Sigma Finance, Inc.
6/11/07 to 6/15/07	5.30 to 5.32 (b)(c)	631,000	630,986
Skandinaviska Enskilda Banken AB
6/6/07 to 6/22/07	5.27 to 5.32 (c)	1,531,000	1,530,861
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Societe Generale
6/29/07	5.27% (c)	$ 665,000	$ 664,984
Southern Co.
6/20/07	5.36 (c)	72,000	72,000
UniCredito Italiano Bank (Ireland) PLC
6/14/07 to 6/15/07	5.33 (b)(c)	930,500	930,499
UniCredito Italiano Spa, New York
6/4/07 to 8/20/07	5.33 to 5.35 (c)	582,000	581,960
Verizon Communications, Inc.
6/15/07	5.35 (c)	575,000	575,000
Vodafone Group PLC
6/29/07	5.41 (c)	86,690	86,690
Wachovia Asset Securitization Issuance LLC
6/25/07	5.31 (b)(c)	39,321	39,321
Washington Mutual Bank
6/22/07 to 8/16/07	5.34 to 5.40 (c)	830,000	830,031
8/24/07	5.34 (b)(c)	768,000	768,000
Wells Fargo & Co.
6/4/07 to 6/15/07	5.33 to 5.38 (c)	715,000	715,000
WestLB AG
6/11/07 to 6/29/07	5.38 to 5.40 (b)(c)	506,000	506,000
Westpac Banking Corp.
6/11/07	5.40 (c)	100,000	100,000
TOTAL MEDIUM-TERM NOTES			30,517,453
Short-Term Notes - 1.3%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Hartford Life Insurance Co.
6/1/07	5.51% (c)(e)	$ 40,000	$ 40,000
Jackson National Life Insurance Co.
7/1/07	5.40 (c)(e)	130,000	130,000
Metropolitan Life Insurance Co.
7/2/07 to 8/1/07	5.45 to 5.48 (c)(e)	240,000	240,000
Monumental Life Insurance Co.
6/1/07 to 8/1/07	5.46 to 5.56 (c)(e)	222,000	222,000
New York Life Insurance Co.
6/30/07	5.43 (c)(e)	425,000	425,000
Transamerica Occidental Life Insurance Co.
8/1/07	5.53 (c)(e)	200,000	200,000
TOTAL SHORT-TERM NOTES			1,257,000
Asset-Backed Securities - 1.7%

Aardvark ABS CDO
7/6/07	5.40 (b)(c)	391,000	391,000
Le Monde CDO I PLC / LLC
6/5/07	5.37 (b)(c)	415,000	414,959
Master Funding Trust I
6/25/07	5.35 (b)(c)	74,000	74,000
6/25/07 to 6/26/07	5.35 (c)	367,915	367,915
PASA Funding 2007 Ltd.
6/7/07	5.34 (b)(c)	407,000	407,000
Wind Trust
6/25/07	5.32 (b)(c)	64,000	64,000
TOTAL ASSET-BACKED SECURITIES			1,718,874
Municipal Securities - 0.1%

Catholic Health Initiatives Series A, 5.37% 6/7/07, CP		60,600	60,600
Catholic Health Initiatives Series B, 5.37% 6/14/07, CP		84,250	84,250
TOTAL MUNICIPAL SECURITIES			144,850
Repurchase Agreements - 26.0%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 5.32% dated 5/31/07 due 6/1/07 (Collateralized by U.S. Government Obligations) #	$ 288,222	$ 288,179
With:
Banc of America Securities LLC at 5.35%, dated 5/31/07 due 6/1/07 (Collateralized by Corporate Obligations valued at $1,173,000,000, 3.25% - 9.88%, 6/1/07 - 1/15/67)	1,150,171	1,150,000
Barclays Capital, Inc. at:
5.35%, dated 5/31/07 due 6/1/07 (Collateralized by Corporate Obligations valued at $114,240,001, 5.53% - 7.13%, 6/9/09 - 5/19/16)	112,017	112,000
5.36%, dated 5/31/07 due 6/1/07 (Collateralized by Corporate Obligations valued at $2,091,000,000, 1.19% - 9.75%, 11/15/07 - 12/31/49)	2,050,305	2,050,000
5.37%, dated 5/31/07 due 6/1/07 (Collateralized by Corporate Obligations valued at $1,326,000,001, 4% - 8.75%, 6/15/07 - 8/4/49)	1,300,194	1,300,000
5.39%, dated 5/31/07 due 6/1/07 (Collateralized by Equity Securities valued at $99,750,005)	95,014	95,000
Bear Stearns & Co. at:
5.37%, dated 5/31/07 due 6/1/07 (Collateralized by Corporate Obligations valued at $306,003,791, 1.01% - 8.75%, 8/15/08 - 5/25/46)	300,045	300,000
5.44%, dated 5/31/07 due 6/1/07 (Collateralized by Mortgage Loan Obligations valued at $306,001,913, 0% - 10.32%, 8/15/18 - 2/10/52)	300,045	300,000
Citigroup Global Markets, Inc. at:
5.36%, dated 5/31/07 due 6/1/07 (Collateralized by Mortgage Loan Obligations valued at $2,458,827,000, 0% - 9.97%, 11/19/07 - 10/12/52)	2,332,347	2,332,000
5.37%, dated 5/31/07 due 6/1/07 (Collateralized by Mortgage Loan Obligations valued at $1,507,023,000, 0% - 9.97%, 11/19/07 - 10/12/52)	1,445,216	1,445,000
5.41%, dated 5/31/07 due 6/1/07 (Collateralized by Mortgage Loan Obligations valued at $369,600,000, 4.75% - 14.57%, 6/16/08 - 8/25/36)	352,053	352,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Credit Suisse First Boston, Inc. at:
5.36%, dated 5/31/07 due 6/1/07:
(Collateralized by Corporate Obligations valued at $7,142,697, 4.25% - 8.25%, 8/1/09 - 8/15/34)	$ 7,001	$ 7,000
(Collateralized by Mortgage Loan Obligations valued at $959,724,488, 0.11% - 9.25%, 8/1/07 - 3/28/52)	938,140	938,000
5.39%, dated 5/31/07 due 6/1/07 (Collateralized by Mortgage Loan Obligations valued at $785,967,176, 0% - 11%, 8/1/07 - 4/15/47)	750,112	750,000
Deutsche Bank Securities, Inc. at 5.36%, dated:
4/19/07 due 7/19/07 (Collateralized by Corporate Obligations valued at $254,494,520, 4.5% - 13.24%, 7/15/07 - 6/25/45)	246,292	243,000
4/30/07 due 7/30/07 (Collateralized by Equity Securities valued at $380,100,143)	366,905	362,000
5/2/07 due 8/7/07 (Collateralized by Mortgage Loan Obligations valued at $370,260,000, 0% - 9.63%, 6/12/07 - 2/1/43)	368,243	363,000
5/14/07 due 8/13/07 (Collateralized by Corporate Obligations valued at $502,435,646, 3% - 14.12%, 8/1/07 - 2/1/49)	492,585	486,000
5/15/07 due 8/14/07 (Collateralized by Corporate Obligations valued at $504,900,000, 0% - 8.95%, 6/15/07 - 10/12/50)	501,707	495,000
5/31/07 due 6/1/07 (Collateralized by Corporate Obligations valued at $534,480,000, 4.25% - 6.05%, 6/29/07 - 7/5/59)	524,078	524,000
Dresdner Kleinwort Securities LLC at 5.35%, dated 5/31/07 due 6/1/07 (Collateralized by Corporate Obligations valued at $1,249,504,810, 0% - 11.33%, 6/15/07 - 3/20/51)	1,225,182	1,225,000
Goldman Sachs & Co. at:
5.4%, dated 5/25/07 due 8/29/07 (Collateralized by Equity Securities valued at $257,250,043) (c)(d)	248,528	245,000
5.41%, dated 5/24/07 due 8/31/07:
(Collateralized by Equity Securities valued at $525,000,037) (c)(d)	507,439	500,000
(Collateralized by Mortgage Loan Obligations valued at $465,120,001, 0% - 25.35%, 8/15/07 - 6/23/46) (c)(d)	462,784	456,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
HSBC Securities at 5.38%, dated 5/31/07 due 6/1/07:
(Collateralized by Corporate Obligations valued at $207,720,150, 0% - 7.8%, 9/1/07 - 6/25/37)	$ 200,030	$ 200,000
(Collateralized by Corporate Obligations valued at $408,003,700, 0% - 12.85%, 6/12/07 - 4/1/47)	400,060	400,000
J.P. Morgan Securities, Inc. at 5.41%, dated 5/10/07 due 6/29/07 (Collateralized by Corporate Obligations valued at $767,856,792, 7% - 13.5%, 6/15/09 - 2/15/23) (c)(d)	733,470	728,000
Lehman Brothers, Inc. at:
5.32%, dated 4/30/07 due 7/30/07 (Collateralized by Mortgage Loan Obligations valued at $304,504,135, 0% - 10.22%, 8/15/18 - 11/15/48)	293,900	290,000
5.36%, dated 4/30/07 due 7/30/07 (Collateralized by Mortgage Loan Obligations valued at $202,653,810, 0.07% - 9.08%, 8/25/28 - 2/25/47)	195,615	193,000
5.4%, dated 3/15/07 due 9/13/07 (Collateralized by Corporate Obligations valued at $245,824,037, 4.95% - 9.4%, 9/1/08 - 3/15/67) (c)(d)	247,579	241,000
5.43%, dated 5/31/07 due 6/1/07 (Collateralized by Corporate Obligations valued at $1,089,900,060, 1.33% - 12.25%, 6/1/07 - 6/1/67)	1,038,157	1,038,000
Merrill Lynch, Pierce, Fenner & Smith at:
5.35%, dated 5/31/07 due 6/1/07 (Collateralized by Mortgage Loan Obligations valued at $2,323,653,090, 0% - 8.95%, 10/15/07 - 12/20/54)	2,213,329	2,213,000
5.4%, dated 5/31/07 due 6/1/07 (Collateralized by Equity Securities valued at $1,169,958,716)	1,114,167	1,114,000
5.42%, dated 4/17/07 due 7/17/07 (Collateralized by Corporate Obligations valued at $582,968,146, 6.38% - 13.5%, 2/1/08 - 8/1/30) (c)(d)	561,590	554,000
Morgan Stanley & Co. at:
5.42%, dated:
5/10/07 due 6/29/07 (Collateralized by Corporate Obligations valued at:
$344,460,083, 3.63% - 8.25%, 6/1/08 - 12/10/49) (c)(d)	330,469	328,000
$420,514,780, 0% - 12.4%, 12/1/09 - 6/15/50) (c)(d)	403,011	400,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Morgan Stanley & Co. at: - continued
5/31/07 due 6/1/07 (Collateralized by Mortgage Loan Obligations valued at $1,558,364,425, 0% - 13.5%, 9/23/08 - 4/27/57)	$ 1,500,226	$ 1,500,000
5.43%, dated 5/31/07 due 6/1/07 (Collateralized by Equity Securities valued at $36,750,023)	35,005	35,000
TOTAL REPURCHASE AGREEMENTS		25,552,179
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $99,161,850)		99,161,850
NET OTHER ASSETS - (1.0)%		(958,486)
NET ASSETS - 100%		$ 98,203,364
Security Type Abbreviation
CP - COMMERCIAL PAPER
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,364,876,000 or 17.7% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) The maturity amount is based on the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,241,000,000 or 4.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Asset Funding Co. III LLC: 5.38%, 6/5/07	11/7/06	$ 490,000
5.39%, 6/5/07	8/29/06	$ 476,000
Bear Stearns International Ltd. 5.38%, 11/27/07	2/7/07	$ 481,000
Genworth Life Insurance Co.: 5.39%, 6/1/07	3/13/07	$ 105,000
5.40%, 6/1/07	7/31/06	$ 50,000
Goldman Sachs Group, Inc. 5.41%, 8/11/07	8/11/04	$ 367,000
Security	Acquisition Date	Cost (000s)
Hartford Life Insurance Co. 5.51%, 6/1/07	12/16/03	$ 40,000
ING USA Annuity & Life Insurance Co. 5.44%, 6/22/07	6/23/05	$ 123,000
Jackson National Life Insurance Co. 5.40%, 7/1/07	3/31/03	$ 130,000
Lehman Brothers Holdings, Inc.: 5.43%, 6/11/07	1/10/07	$ 240,000
5.46%, 9/28/07	12/11/06	$ 96,000
Lehman Commercial Paper, Inc. 5.46%, 6/1/07	3/29/07	$ 356,000
MetLife Insurance Co. of Connecticut: 5.43%, 7/1/07	3/28/07	$ 5,000
5.44%, 8/17/07	5/17/07	$ 75,000
Metropolitan Life Insurance Co.: 5.44%, 8/17/07	8/16/06	$ 35,000
5.45%, 7/2/07	3/26/02	$ 175,000
5.48%, 8/1/07	2/24/03	$ 65,000
Monumental Life Insurance Co.: 5.46%, 6/1/07	7/31/98 - 9/17/98	$ 92,000
5.49%, 6/1/07	3/12/99	$ 65,000
5.56%, 8/1/07	2/1/00	$ 65,000
New York Life Insurance Co. 5.43%, 6/30/07	2/28/02 - 12/19/02	$ 425,000
Security Life of Denver Insurance Co. 5.45%, 8/29/07	8/26/05	$ 85,000
Transamerica Occidental Life Insurance Co. 5.53%, 8/1/07	4/28/00	$ 200,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$288,179,000 due 6/01/07 at 5.32%
ABN AMRO Bank N.V., New York Branch	$ 23,374
Bank of America, NA	61,109
Barclays Capital, Inc.	61,109
Bear Stearns & Co., Inc.	10,185
Citigroup Global Markets, Inc.	61,109
Countrywide Securities Corp.	20,370
Credit Suisse Securities (USA) LLC	30,553
HSBC Securities (USA), Inc.	20,370
$ 288,179
Income Tax Information
At November 30, 2006, the fund had a capital loss carryforward of approximately $2,849,000 of which $1,607,000 and $1,242,000 will expire on November 30, 2012 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2007

Assets
Investment in securities, at value (including repurchase agreements of $25,552,179) - See accompanying schedule: Unaffiliated issuers (cost $99,161,850)		$ 99,161,850
Cash		1,534
Receivable for fund shares sold		900,098
Interest receivable		527,728
Prepaid expenses		224
Other receivables		947
Total assets		100,592,381

Liabilities
Payable for investments purchased	$ 1,477,497
Payable for fund shares redeemed	870,679
Distributions payable	4,489
Accrued management fee	19,115
Other affiliated payables	15,751
Other payables and accrued expenses	1,486
Total liabilities		2,389,017

Net Assets		$ 98,203,364
Net Assets consist of:
Paid in capital		$ 98,207,137
Undistributed net investment income		24
Accumulated undistributed net realized gain (loss) on investments		(3,797)
Net Assets, for 98,204,637 shares outstanding		$ 98,203,364
Net Asset Value, offering price and redemption price per share ($98,203,364 ÷ 98,204,637 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2007

Investment Income
Interest (including $51 from affiliated interfund lending)		$ 2,476,866

Expenses
Management fee	$ 108,078
Transfer agent fees	90,251
Accounting fees and expenses	1,344
Custodian fees and expenses	467
Independent trustees' compensation	146
Appreciation in deferred trustee compensation account	1
Registration fees	(599)
Audit	232
Legal	154
Miscellaneous	396
Total expenses before reductions	200,470
Expense reductions	(552)	199,918
Net investment income		2,276,948
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(948)
Net increase in net assets resulting from operations		$ 2,276,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2007	Year ended November 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 2,276,948	$ 3,495,743
Net realized gain (loss)	(948)	1,544
Net increase in net assets resulting from operations	2,276,000	3,497,287
Distributions to shareholders from net investment income	(2,276,979)	(3,495,741)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	126,798,047	216,003,800
Reinvestment of distributions	2,250,885	3,456,310
Cost of shares redeemed	(118,257,898)	(196,152,081)
Net increase (decrease) in net assets and shares resulting from share transactions	10,791,034	23,308,029
Total increase (decrease) in net assets	10,790,055	23,309,575

Net Assets
Beginning of period	87,413,309	64,103,734
End of period (including undistributed net investment income of $24 and undistributed net investment income of $55, respectively)	$ 98,203,364	$ 87,413,309

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31,	Years ended November 30,
	2007	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.025	.046	.027	.010	.009	.017
Distributions from net investment income	(.025)	(.046)	(.027)	(.010)	(.009)	(.017)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	2.50%	4.66%	2.75%	.98%	.93%	1.69%
Ratios to Average Net Assets D
Expenses before reductions	.44% A	.45%	.43%	.42%	.40%	.39%
Expenses net of fee waivers, if any	.44% A	.45%	.43%	.42%	.40%	.39%
Expenses net of all reductions	.44% A	.45%	.43%	.42%	.40%	.39%
Net investment income	4.97% A	4.60%	2.74%	.98%	.93%	1.67%
Supplemental Data
Net assets, end of period (in millions)	$ 98,203	$ 87,413	$ 64,104	$ 56,298	$ 54,780	$ 57,050

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2007

(Amounts in thousands except ratios)

1. Organization.

Fidelity Cash Reserves (the Fund) is a fund of Fidelity Phillips Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and capital loss carryforwards.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Cost for federal income tax purposes	$ 99,161,850

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

During the period the income-based portion of this fee was $54,133 or an annualized rate of .12% of the Fund's average net assets. For the period, the Fund's total annualized management fee rate was .24% of the Fund's average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annualized rate of .20% of average net assets.

Accounting Fees. FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Lender	$ 15,513	5.40%

5. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $169 and $383, respectively.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Phillips Street Trust and the Shareholders of Fidelity Cash Reserves:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Cash Reserves (a fund of Fidelity Phillips Street Trust) at May 31, 2007, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Cash Reserves' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 12, 2007

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company (formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

CAS-USAN-0707
1.786809.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

U.S. Government Reserves

Semiannual Report

May 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 to May 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period* December 1, 2006 to May 31, 2007
Actual	$ 1,000.00	$ 1,025.10	$ 1.87
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,023.09	$ 1.87

* Expenses are equal to the Fund's annualized expense ratio of .37%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 5/31/07	% of fund's investments 11/30/06	% of fund's investments 5/31/06
0 - 30	76.6	92.2	88.6
31 - 90	6.5	3.6	3.9
91 - 180	5.4	2.2	2.2
181 - 397	11.5	2.0	5.3
Weighted Average Maturity
	5/31/07	11/30/06	5/31/06
Fidelity U.S. Government Reserves	41 Days	24 Days	21 Days
Government Retail Money Market Funds Funds Average*	33 Days	33 Days	32 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2007	As of November 30, 2006
Federal Agency Issues 7.0%	Federal Agency Issues 13.3%
Repurchase Agreements 93.3%	Repurchase Agreements 86.6%
Net Other Assets** (0.3)%	Net Other Assets 0.1%

** Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 7.0%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Fannie Mae - 0.5%
3/28/08 to 4/25/08	5.25 to 5.26%	$ 16,800	$ 16,075
Federal Home Loan Bank - 3.4%
6/25/07 to 2/13/08	5.19 to 5.32 (b)	110,000	109,971
Freddie Mac - 3.1%
1/7/08 to 5/27/08	5.20 to 5.32	102,200	99,421
TOTAL FEDERAL AGENCIES			225,467
Repurchase Agreements - 93.3%
	Maturity Amount (000s)
In a joint trading account at 5.32% dated 5/31/07 due 6/1/07 (Collateralized by U.S. Government Obligations) #	$ 2,358,819	2,358,470
With:
Barclays Capital, Inc. at 5.29%, dated 11/6/06 due 11/2/07 (Collateralized by Mortgage Loan Obligations valued at $109,140,001, 5.53% - 6.6%, 3/1/36 - 6/1/37) (b)(c)	112,676	107,000
CS First Boston Corp. at:
5.21%, dated 12/5/06 due 6/5/07 (Collateralized by Mortgage Loan Obligations valued at $21,595,907, 4.5% - 6.5%, 7/5/07 - 6/25/37)	20,527	20,000
5.3%, dated 5/29/07 due 5/28/08 (Collateralized by Mortgage Loan Obligations valued at $38,241,181, 5.5% - 6%, 7/5/07 - 6/1/37)	38,988	37,000
Deutsche Bank Securities, Inc. at:
5.21%, dated 3/16/07 due 12/17/07 (Collateralized by Mortgage Loan Obligations valued at $46,920,001, 4.93% - 6.5%, 6/1/35 - 1/1/37)	47,837	46,000
5.25%, dated:
4/13/07 due 4/11/08 (Collateralized by Mortgage Loan Obligations valued at $20,400,000, 1.88% - 7%, 2/15/33 - 5/15/37)	21,062	20,000
5/3/07 due 1/28/08 (Collateralized by Mortgage Loan Obligations valued at $32,640,000, 5.8% - 6.97%, 7/1/35 - 1/1/37)	33,260	32,000
5.26%, dated 12/14/06 due 9/14/07 (Collateralized by Mortgage Loan Obligations valued at $20,400,000, 5%, 3/1/37)	20,801	20,000
5.28%, dated 12/11/06 due 6/11/07 (Collateralized by Mortgage Loan Obligations valued at $31,620,001, 5% - 6.5%, 12/1/35 - 4/1/37)	31,827	31,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Morgan Stanley & Co., Inc. at:
5.25%, dated:
4/4/07 due 10/1/07 (Collateralized by Mortgage Loan Obligations valued at $31,766,954, 5.5% - 6%, 4/1/36 - 6/1/37)	$ 31,814	$ 31,000
4/27/07 due 1/22/08 (Collateralized by Mortgage Loan Obligations valued at $30,758,479, 5.5% - 6%, 4/1/36 - 6/1/37)	31,181	30,000
5.26%, dated 12/15/06 due 9/17/07 (Collateralized by Mortgage Loan Obligations valued at $30,758,479, 5.5% - 6%, 4/1/36 - 6/1/37)	31,210	30,000
5.28%, dated 12/28/06 due 9/28/07 (Collateralized by Mortgage Loan Obligations valued at $32,775,429, 5.5% - 6%, 4/1/36 - 6/1/37)	33,286	32,000
UBS Warburg LLC at:
5.21%, dated 4/4/07 due 12/31/07 (Collateralized by Mortgage Loan Obligations valued at $31,932,639, 5.58% - 6.07%, 12/15/32 - 7/15/35)	32,216	31,000
5.25%, dated:
1/10/07 due 1/10/08 (Collateralized by Mortgage Loan Obligations valued at $30,902,748, 5.62% - 7%, 6/25/13 - 7/25/36)	31,597	30,000
4/4/07 due 10/1/07 (Collateralized by Mortgage Loan Obligations valued at $31,930,488, 5.55% - 5.77%, 6/15/36 - 4/25/37)	31,814	31,000
5.26%, dated 3/9/07 due 9/5/07 (Collateralized by Mortgage Loan Obligations valued at $31,933,804, 5.77%, 9/15/35)	31,815	31,000
5.27%, dated 10/5/06 due 10/3/07 (Collateralized by Mortgage Loan Obligations valued at $66,950,855, 5.77% - 6.12%, 5/25/18 - 9/15/35) (b)(c)	68,454	65,000
5.4%, dated 8/30/06 due 6/26/07 (Collateralized by Mortgage Loan Obligations valued at $21,631,360, 5.67% - 5.77%, 4/15/35 - 9/15/35)	21,945	21,000
TOTAL REPURCHASE AGREEMENTS		3,003,470
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $3,228,937)		3,228,937
NET OTHER ASSETS - (0.3)%		(10,649)
NET ASSETS - 100%		$ 3,218,288
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(c) The maturity amount is based on the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$2,358,470,000 due 6/01/07 at 5.32%
ABN AMRO Bank N.V., New York Branch	$ 191,301
Bank of America, NA	500,116
Barclays Capital, Inc.	500,116
Bear Stearns & Co., Inc.	83,353
Citigroup Global Markets, Inc.	500,116
Countrywide Securities Corp.	166,705
Credit Suisse Securities (USA) LLC	250,058
HSBC Securities (USA), Inc.	166,705
$ 2,358,470
Income Tax Information

At November 30, 2006, the fund had a capital loss carryforward of approximately $236,000 of which $9,000, $189,000, $19,000 and $19,000 will expire on November 30, 2010, 2012, 2013 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $3,003,470) - See accompanying schedule: Unaffiliated issuers (cost $3,228,937)		$ 3,228,937
Cash		3,824
Receivable for fund shares sold		8,861
Interest receivable		9,980
Prepaid expenses		9
Total assets		3,251,611

Liabilities
Payable for investments purchased	$ 26,702
Payable for fund shares redeemed	5,496
Distributions payable	115
Accrued management fee	631
Other affiliated payables	359
Other payables and accrued expenses	20
Total liabilities		33,323

Net Assets		$ 3,218,288
Net Assets consist of:
Paid in capital		$ 3,218,485
Distributions in excess of net investment income		(99)
Accumulated undistributed net realized gain (loss) on investments		(98)
Net Assets, for 3,218,487 shares outstanding		$ 3,218,288
Net Asset Value, offering price and redemption price per share ($3,218,288 ÷ 3,218,487 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2007 (Unaudited)

Investment Income
Interest		$ 85,204

Expenses
Management fee	$ 3,741
Transfer agent fees	1,964
Accounting fees and expenses	143
Custodian fees and expenses	2
Independent trustees' compensation	5
Registration fees	4
Audit	25
Legal	6
Miscellaneous	14
Total expenses before reductions	5,904
Expense reductions	(70)	5,834
Net investment income		79,370
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1
Net increase in net assets resulting from operations		$ 79,371

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2007 (Unaudited)	Year ended November 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 79,370	$ 136,566
Net realized gain (loss)	1	(18)
Net increase in net assets resulting from operations	79,371	136,548
Distributions to shareholders from net investment income	(79,372)	(136,565)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,436,126	3,818,369
Reinvestment of distributions	78,730	135,414
Cost of shares redeemed	(1,529,564)	(3,251,150)
Net increase (decrease) in net assets and shares resulting from share transactions	(14,708)	702,633
Total increase (decrease) in net assets	(14,709)	702,616

Net Assets
Beginning of period	3,232,997	2,530,381
End of period (including distributions in excess of net investment income of $99 and undistributed net investment income of $92, respectively)	$ 3,218,288	$ 3,232,997

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2007	Years ended November 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.025	.046	.027	.010	.009	.017
Distributions from net investment income	(.025)	(.046)	(.027)	(.010)	(.009)	(.017)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	2.51%	4.67%	2.76%	1.00%	.94%	1.71%
Ratios to Average Net Assets D
Expenses before reductions	.37% A	.38%	.35%	.35%	.35%	.34%
Expenses net of fee waivers, if any	.37% A	.38%	.35%	.35%	.35%	.34%
Expenses net of all reductions	.37% A	.37%	.35%	.35%	.35%	.34%
Net investment income	4.98% A	4.61%	2.74%	1.01%	.94%	1.69%
Supplemental Data
Net assets, end of period (in millions)	$ 3,218	$ 3,233	$ 2,530	$ 2,277	$ 2,262	$ 2,560

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity U.S. Government Reserves (the Fund) is a fund of Fidelity Phillips Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Cost for federal income tax purposes	$ 3,228,937

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

During the period the income-based portion of this fee was $1,864 or an annualized rate of .12% of the Fund's average net assets. For the period, the Fund's total annualized management fee rate was .23% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annualized rate of .12% of average net assets.

Accounting Fees. FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $1 and $69, respectively.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

FUS-USAN-0707
1.786820.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Phillips Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Phillips Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Phillips Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	July 13, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	July 13, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	July 13, 2007